EMPLOYEE BENEFIT PLANS, Reconciliation of Plan Assets Using Significant Unobservable Inputs (Details) (USD $) In Millions, unless otherwise specified												12 Months Ended									12 Months Ended
	Dec. 31, 2010 Pension Benefits [Member]	Dec. 31, 2009 Pension Benefits [Member]	Dec. 31, 2008 Pension Benefits [Member]	Dec. 31, 2010 Real estate partnerships interests [Member] Pension Benefits [Member]	Dec. 31, 2009 Real estate partnerships interests [Member] Pension Benefits [Member]	Dec. 31, 2010 Private equity partnership interests [Member] Pension Benefits [Member]		Dec. 31, 2009 Private equity partnership interests [Member] Pension Benefits [Member]		Dec. 31, 2010 Insurance contracts [Member] Pension Benefits [Member]	Dec. 31, 2009 Insurance contracts [Member] Pension Benefits [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Pension Benefits [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Pension Benefits [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Real estate partnerships interests [Member] Pension Benefits [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Real estate partnerships interests [Member] Pension Benefits [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Private equity partnership interests [Member] Pension Benefits [Member]		Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Private equity partnership interests [Member] Pension Benefits [Member]		Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Insurance contracts [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Insurance contracts [Member] Pension Benefits [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Insurance contracts [Member] Pension Benefits [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 285	$ 260	$ 244	$ 13	$ 23	$ 2	[1]	$ 3	[1]	$ 1	$ 1	$ 27	$ 43	$ 23	$ 38	$ 3	[1]	$ 4		$ 1	$ 1	$ 1
Actual return on plan assets:
Assets held at the reporting date												3	(14)	3	(13)	(1)		(1)			0	0
Assets sold during the period												(1)	0	(1)	0	0		0			0	0
Purchases, sales and settlements												(13)	(2)	(12)	(2)	0		0			0	0
Fair value of plan assets at end of year	$ 285	$ 260	$ 244	$ 13	$ 23	$ 2	[1]	$ 3	[1]	$ 1	$ 1	$ 16	$ 27	$ 13	$ 23	$ 2	[1]	$ 3	[1]	$ 1	$ 1	$ 1

[1]	This category represents private equity funds that invest principally in U.S. technology companies.